FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Concentration of Financial Instruments Exposed to Credit Risk - Economic Factors (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		S/ 228,538,857	S/ 226,165,509
Financial Instruments with Exposure to Credit Risk [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		228,538,857	226,165,509
Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		184,713,661	188,932,487
Central Reserve Bank of Peru [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		34,770,498	31,177,347
Central Reserve Bank of Peru [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		23,642,580	24,157,868
Financial Services [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		21,883,932	22,998,515
Financial Services [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		14,499,904	14,507,901
Commerce [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		25,624,094	27,879,196
Commerce [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		24,611,067	26,448,551
Manufacturing [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		24,979,672	25,412,964
Manufacturing [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		22,857,640	23,541,034
Government and Public Administration [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		23,831,766	20,692,292
Government and Public Administration [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		9,808,792	10,318,450
Mortgage Loans [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		23,395,049	22,381,290
Mortgage Loans [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		23,395,049	22,381,290
Consumer Loans [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		18,457,100	18,740,588
Consumer Loans [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		18,457,100	18,740,588
Real Estate and Leasing [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		9,060,166	10,172,639
Real Estate and Leasing [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		8,989,709	10,088,768
Communications, Storage and Transportation [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		10,115,830	7,919,245
Communications, Storage and Transportation [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		8,592,952	6,495,988
Community Services [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		6,463,322	6,500,918
Community Services [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		6,463,322	6,500,918
Electricity, Gas and Water [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		8,832,651	8,422,873
Electricity, Gas and Water [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		4,642,005	4,884,840
Construction [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		3,702,665	4,031,278
Construction [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		3,284,049	3,633,858
Agriculture [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		4,589,154	4,888,915
Agriculture [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		4,569,647	4,867,488
Mining [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		3,920,331	4,039,411
Mining [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		3,755,224	3,883,227
Education, Health and Other Services [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		2,418,620	2,615,736
Education, Health and Other Services [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		1,490,560	1,631,340
Hotels and Restaurants [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		2,480,313	2,736,252
Hotels and Restaurants [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		2,480,313	2,736,252
Insurance [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		94,278	1,009,518
Insurance [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		88,947	1,003,613
Fishing [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		658,455	579,032
Fishing [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		658,316	578,526
Others [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		3,260,961	3,967,500
Others [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		2,426,485	2,531,987
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	5,970,324	5,678,060
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Central Reserve Bank of Peru [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	192,666	0
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Financial Services [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	3,409,897	3,866,108
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Commerce [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	5,969	17,992
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Manufacturing [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	195,981	139,321
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Government and Public Administration [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	1,713,104	826,279
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Mortgage Loans [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	0	0
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Consumer Loans [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	0	0
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Real Estate and Leasing [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	67,209	68,797
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Communications, Storage and Transportation [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	69,371	55,499
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Community Services [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	0	0
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Electricity, Gas and Water [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	134,229	180,772
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Construction [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	3,336	12,899
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Agriculture [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	3,699	485
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Mining [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	9,399	6,323
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Education, Health and Other Services [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	113,028	89,033
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Hotels and Restaurants [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	0	0
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Insurance [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	5,138	1,363
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Fishing [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	139	506
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Others [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	47,159	412,683
At Fair Value Through Profit for Loss Designated at Inception [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		810,932	768,801
At Fair Value Through Profit for Loss Designated at Inception [Member] | Central Reserve Bank of Peru [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Financial Services [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		73,182	312,993
At Fair Value Through Profit for Loss Designated at Inception [Member] | Commerce [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		29	28
At Fair Value Through Profit for Loss Designated at Inception [Member] | Manufacturing [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		78	35,435
At Fair Value Through Profit for Loss Designated at Inception [Member] | Government and Public Administration [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		241,294	207
At Fair Value Through Profit for Loss Designated at Inception [Member] | Mortgage Loans [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Consumer Loans [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Real Estate and Leasing [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Communications, Storage and Transportation [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		495,995	270,906
At Fair Value Through Profit for Loss Designated at Inception [Member] | Community Services [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Electricity, Gas and Water [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		83	107,161
At Fair Value Through Profit for Loss Designated at Inception [Member] | Construction [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Agriculture [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Mining [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Education, Health and Other Services [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		271	42,071
At Fair Value Through Profit for Loss Designated at Inception [Member] | Hotels and Restaurants [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Insurance [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Fishing [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Others [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Other Comprehensive Income Investments [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	37,043,940	30,786,161
At Fair Value Through Other Comprehensive Income Investments [Member] | Central Reserve Bank of Peru [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	10,935,252	7,019,479
At Fair Value Through Other Comprehensive Income Investments [Member] | Financial Services [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	3,900,949	4,311,513
At Fair Value Through Other Comprehensive Income Investments [Member] | Commerce [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	1,007,029	1,412,625
At Fair Value Through Other Comprehensive Income Investments [Member] | Manufacturing [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	1,925,973	1,697,174
At Fair Value Through Other Comprehensive Income Investments [Member] | Government and Public Administration [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	12,068,576	9,547,356
At Fair Value Through Other Comprehensive Income Investments [Member] | Mortgage Loans [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	0	0
At Fair Value Through Other Comprehensive Income Investments [Member] | Consumer Loans [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	0	0
At Fair Value Through Other Comprehensive Income Investments [Member] | Real Estate and Leasing [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	3,248	15,074
At Fair Value Through Other Comprehensive Income Investments [Member] | Communications, Storage and Transportation [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	957,512	1,096,852
At Fair Value Through Other Comprehensive Income Investments [Member] | Community Services [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	0	0
At Fair Value Through Other Comprehensive Income Investments [Member] | Electricity, Gas and Water [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	4,056,334	3,250,100
At Fair Value Through Other Comprehensive Income Investments [Member] | Construction [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	415,280	384,521
At Fair Value Through Other Comprehensive Income Investments [Member] | Agriculture [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	15,808	20,942
At Fair Value Through Other Comprehensive Income Investments [Member] | Mining [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	155,708	149,861
At Fair Value Through Other Comprehensive Income Investments [Member] | Education, Health and Other Services [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	814,761	853,292
At Fair Value Through Other Comprehensive Income Investments [Member] | Hotels and Restaurants [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	0	0
At Fair Value Through Other Comprehensive Income Investments [Member] | Insurance [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	193	4,542
At Fair Value Through Other Comprehensive Income Investments [Member] | Fishing [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	0	0
At Fair Value Through Other Comprehensive Income Investments [Member] | Others [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	S/ 787,317	S/ 1,022,830

[1]	It includes non-trading investments that did not pass SPPI test.
[2]	OCI: Other comprehensive income.